Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current	$ 628,508	$ 2,325,087
Deferred	(747,528)	(903,665)
State
Current
Deferred
Change in valuation allowance	747,528	903,665
Income tax provision	$ 628,508	$ 2,325,087